UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Round Table Services, LLC
Address: 302 E. Broad Street, 2nd Floor
Westfield, New Jersey  07090

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Christopher Cheng
Title: Chief Compliance Officer
Phone: 908-789-7310

Signature, Place, and Date of Signing:

Christopher Cheng   Westfield, New Jersey   February 12, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 116,700,400

List of Other Included Managers:

No. 		13F File Number   	Name

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
                                 Title of                Value   SharesSh/  Put Investme  Other     Voting Authority
Name of Issuer                   Class      Cusip       (x$1000) Prn Am Prn Cal Discreti managers   Sole  Shared None
Abbott Laboratories Common       COM       002824100         298  6115  SH    Sole                                6115
Aca Capital Hldgs Inc Com        COM       000833103         464 30000  SH    Sole                               30000
Altria Group                     COM       02209S103        5604 65300  SH    Sole                               65300
American Express Co.             COM       025816109         225  3710  SH    Sole                                3710
American International Group C   COM       026874107         736 10271  SH    Sole                               10271
Automatic Data Proc              COM       053015103         207  4200  SH    Sole                                4200
Berkshire Hathaway Inc A         COM       084670108         440     4  SH    Sole                                   4
Blackrock Glbl Enrgy Com         COM       09250U101         565 20508  SH    Sole                               20508
Bp Plc Sponsored Adr             COM       055622104         309  4600  SH    Sole                                4600
Chevron Corp                     COM       166764100         448  6090  SH    Sole                                6090
Cisco Systems Common             COM       17275R102        1481 54190  SH    Sole                               54190
Citigroup Inc                    COM       172967101         975 17500  SH    Sole                               17500
Conocophillips                   COM       20825C104         482  6700  SH    Sole                                6700
Disney Walt Co Common            COM       254687106         334  9755  SH    Sole                                9755
Dow Jones Us Energy Sector Ind   COM       464287796        1101 10809  SH    Sole                               10809
E M C Corp Masscom               COM       268648102         558 42300  SH    Sole                               42300
Exxon Mobil Corporation Common   COM       30231G102        1313 17133  SH    Sole                               17133
Fortune Brands Inc Com           COM       349631101         256  3000  SH    Sole                                3000
Gallaher Group Plc Sponsored A   COM       363595109         297  3300  SH    Sole                                3300
General Electric Co Common       COM       369604103         466 12533  SH    Sole                               12533
Goldman Sachs Technology Index   COM       464287549         437  8506  SH    Sole                                8506
Home Depot Common                COM       437076102         310  7714  SH    Sole                                7714
Intel Corp Com                   COM       458140100         214 10585  SH    Sole                               10585
Ishares Dj Us Consumer  Goods    COM       464287812         390  6543  SH    Sole                                6543
Ishares Dow Jones Us    Health   COM       464287762        2012 30339  SH    Sole                               30339
Ishares Inc Msci German          COM       464286806         212  7890  SH    Sole                                7890
Ishares Inc Msci Mexico          COM       464286822        1053 20548  SH    Sole                               20548
Ishares Msci Eafe Index          COM       464287465        4029 55026  SH    Sole                               55026
Ishares Msci Emerging   Mkts I   COM       464287234        7339 64284  SH    Sole                               64284
Ishares Msci Japan Indexfund     COM       464286848        2481174586  SH    Sole                              174586
Ishares Msci Pacific    Ex-Jap   COM       464286665        6346 50669  SH    Sole                               50669
Ishares Russell 1000    Growth   COM       464287614        4361 79257  SH    Sole                               79257
Ishares Russell 1000    Value    COM       464287598        9341112955  SH    Sole                              112955
Ishares Russell 1000 Index       COM       464287622        6808 88604  SH    Sole                               88604
iShares Russell 2000 Index       COM       464287655        2970 38068  SH    Sole                               38068
Ishares Russell 2000 Value Index COM       464287630         740  9242  SH    Sole                                9242
Ishares Russell Midcap  Value    COM       464287473        3622 24737  SH    Sole                               24737
iShares S&p Europe 350           COM       464287861        2841 27068  SH    Sole                               27068
Ishares S&p Global Energy Sect   COM       464287341        1371 12297  SH    Sole                               12297
Ishares S&p Latin Americ40 Ind   COM       464287390        5336 31404  SH    Sole                               31404
Ishares S&p Smallcap 600index    COM       464287804        1809 27413  SH    Sole                               27413
Ishares Tr Dj Oil Equip          COM       464288844        1638 36238  SH    Sole                               36238
Ishares Tr Dj Us Basic Materia   COM       464287838         215  3640  SH    Sole                                3640
Ishares Tr Dj Us Finl Sec        COM       464287788         946  8043  SH    Sole                                8043
Ishares Tr Dj Us Finl Svc        COM       464287770         602  4500  SH    Sole                                4500
Ishares Tr Gldm Schs Semi        COM       464287523        2485 40726  SH    Sole                               40726
Ishares Tr Lehman Agg Bnd        COM       464287226         939  9414  SH    Sole                                9414
Ishares Tr Russell 3000          COM       464287689         453  5524  SH    Sole                                5524
Ishares Tr Russell Midcap        COM       464287499        2754 27589  SH    Sole                               27589
Ishares Tr S&p 100 Index         COM       464287101        2222 33628  SH    Sole                               33628
Ishares Tr S&p 500 Barra Value   COM       464287408         346  4505  SH    Sole                                4505
Ishares Tr Transp Ave Idx        COM       464287192         762  9316  SH    Sole                                9316
Ishares Trust Dow Jones Select   COM       464287168        5164 73014  SH    Sole                               73014
Ishares Trust S&p Midcap400 In   COM       464287507        1094 13649  SH    Sole                               13649
Ishares Us Tips Bond Fund        COM       464287176         373  3776  SH    Sole                                3776
Johnson & Johnson Common         COM       478160104        1086 16447  SH    Sole                               16447
Kkr Finl Corp Com                COM       482476306         536 20000  SH    Sole                               20000
Lilly Eli & Company Common       COM       532457108        4997 95921  SH    Sole                               95921
Merck & Company Common           COM       589331107         266  6100  SH    Sole                                6100
Merrill Lynch & Co. Inc.         COM       590188108         756  8120  SH    Sole                                8120
Pfizer Incorporated              COM       717081103         307 11863  SH    Sole                               11863
Radian Group                     COM       750236101         585 10844  SH    Sole                               10844
S P D R Trust Sr 1 Exp 01/22/2   COM       78462F103         396  2798  SH    Sole                                2798
Schlumberger Ltd                 COM       806857108         619  9800  SH    Sole                                9800
Seacor Smit Inc.                 COM       811904101        1822 18375  SH    Sole                               18375
Spacehab Inc                     COM       846243103          52 80000  SH    Sole                               80000
Sunoco Logistics Ptnr Lp         COM       86764L108         253  5000  SH    Sole                                5000
Sysco Corp Common                COM       871829107         368 10000  SH    Sole                               10000
Temple Inland Inccom             COM       879868107         414  9000  SH    Sole                                9000
U S T Inc                        COM       902911106         255  4380  SH    Sole                                4380
Vanguard Sector Index Cns Stp    COM       92204A207        3481 54523  SH    Sole                               54523
